Accounts Receivable - Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Sep. 30, 2013	Sep. 30, 2012
Receivables [Abstract]
Billed receivables and amounts billable as of the balance sheet date	$ 96,929	$ 102,211	$ 94,028
Unbilled receivables:
Amounts billable after the balance sheet date	30,077	36,693	48,730
Revenues recorded in excess of milestone billings on fixed price contracts	3,134	3,289	2,666
Revenues recorded in excess of estimated contract value or funding	19,043	14,605	18,998
Retainages and other amounts billable upon contract completion	19,717	19,557	15,016
Allowance for doubtful accounts	(3,913)	(3,751)	(4,145)
Total Accounts Receivable	$ 164,987	$ 172,604	$ 175,293